OTHER LIABILITIES - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other liabilities [Abstract]
Schedule of other non-current liabilities

	As of December 31,
	2020	2019

(i) Other liabilities - Non current

Post-employment benefits	432,648	405,935
Other employee benefits	52,647	44,496
Asset retirement obligation (note 18) (1)	41,673	26,556
Other	24,888	30,616

Other liabilities – Non-current	551,856	507,603
(1) The asset in connection with this liability is included in Property, plant and equipment.

Schedule of other liabilities recognized in statement of financial position
The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2020	2019

Present value of unfunded obligations	432,648	405,935

Liability in the statement of financial position	432,648	405,935
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2020	2019

At the beginning of the year	405,935	312,293
Transfers, new participants and funding of the plan	(2)	(6)
Total expense	36,093	39,086
Remeasurements	36,907	67,601
Effect of changes in demographic assumptions	(545)	674
Effect of changes in financial assumptions	30,830	55,059
Effect of experience adjustments	6,622	11,868
Translation differences	(21,722)	12,228
Contributions paid	(24,563)	(25,267)
At the end of the year	432,648	405,935

Schedule of amounts recognized in income statement
The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2020	2019

Current service cost	9,954	11,776
Interest cost	26,139	27,310

Total included in labor costs	36,093	39,086

Schedule of principal actuarial assumptions
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2020	2019

Discount rate	6.50%	7.25%
Compensation growth rate	6.00% - 7.00%	6.00% - 7.00%

	Year ended December 31,
Argentina	2020	2019

Discount rate	6.00% - 7.00%	6.00% - 7.00%
Compensation growth rate	2.00% - 3.00%	2.00% - 3.00%

Schedule of sensitivity of the defined benefit obligation to changes in the weighted principal assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-10.0%	12.3%
Compensation growth rate	1.00%	2.6%	-1.8%
Pension growth rate	1.00%	-1.2%	1.4%
Life expectancy	1 year	-1.3%	1.6%

Schedule of other current liabilities

	As of December 31,
	2020	2019

(ii) Other liabilities - Current
Payroll and social security payable	113,117	107,999
VAT liabilities	70,226	58,799
Other tax liabilities	41,738	38,153
Termination benefits	400	493
Related Parties (Note 25)	2,004	2,074
Asset retirement obligation (Note 18)	4,515	8,502
Others	17,836	24,914

Other liabilities – Current	249,836	240,934